Annual Total Returns[BarChart] - Invesco SP MidCap 400 Revenue ETF - ETF	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	23.26%	(1.56%)	15.84%	40.60%	9.48%	(5.79%)	21.58%	12.88%	(14.49%)	28.28%